Allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Allowance for doubtful accounts
Beginning balance		¥ 3,997,417
Provisions for doubtful accounts	$ 8,612,364	59,214,311	¥ 3,997,417
Ending balance		¥ 63,211,728	¥ 3,997,417